Segment Reporting	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs and manufactures quality wheelchair and other living aids products. The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.